Artisan Focus Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	71 Months Ended	89 Months Ended	104 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent						14.87%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		19.89%	10.77%			17.76%
Performance Inception Date	Apr. 24, 2017
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.01%	8.14%			15.08%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.80%	7.26%			13.43%
Investor | S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		20.15%	10.97%		14.63%
Performance Inception Date	Jul. 31, 2018
Advisor | S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%		14.57%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		20.21%	11.07%	14.03%
Performance Inception Date	Feb. 03, 2020
Institutional | S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	15.19%